CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 260,372	$ 298,429	$ 267,740
Vessel operating expenses	(116,768)	(91,149)	(72,802)
Voyage, charterhire and commission expenses	(4,815)	(2,183)	(2,444)
Administrative expenses	(27,505)	(33,462)	(38,100)
Project development expenses	(12,341)	(39,130)	(8,017)
Depreciation and amortization	(53,526)	(50,294)	(51,712)
Impairment of long-lived assets	(22,933)	(5,021)	(76,155)
Total operating expenses	(237,888)	(221,239)	(249,230)
Realized and unrealized gain/(loss) on oil and gas derivative instruments	39,226	(84,751)	520,997
Other operating income/(loss)	469	23,359	(15,417)
Total other operating income/(loss)	39,695	(61,392)	505,580
Operating income	62,179	15,798	524,090
Realized and unrealized mark-to-market (loss)/gain on our investment in listed equity securities	0	(62,308)	400,966
Other non-operating (loss)/income, net	(7,000)	9,823	11,916
Total other non-operating (loss)/income	(7,000)	(52,485)	412,882
Interest income	37,350	46,061	12,225
Interest expense, net	0	0	(19,286)
Gains/(losses) on derivative instruments, net	65	(7,227)	71,497
Other financial items, net	(4,317)	(900)	(5,380)
Net financial income	33,098	37,934	59,056
Income before taxes and net (loss)/income from equity method investments	88,277	1,247	996,028
Total income tax benefit/(expense)	18	(1,870)	438
Net (loss)/income from equity method investments	(7,502)	(2,520)	19,041
Net income/(loss) from continuing operations	80,793	(3,143)	1,015,507
Net income/(loss) from discontinued operations	0	293	(76,450)
Net income/(loss)	80,793	(2,850)	939,057
Total net income attributable to non-controlling interests	(29,954)	(43,943)	(151,284)
Net income/(loss) attributable to stockholders of Golar LNG Limited	$ 50,839	$ (46,793)	$ 787,773
Earnings/(loss) per share attributable to Golar LNG Limited stockholders Per common share amounts
Basic earnings/(loss) per share from continuing operations (in dollars per share)	$ 0.49	$ (0.44)	$ 8.09
Dilutive earnings/(loss) per share from continuing operations (in dollars per share)	0.48	(0.44)	8.04
Basic (loss)/earnings per share from discontinued operations (in dollars per share)	0	0.00	(0.79)
Diluted (loss)/earnings per share from discontinued operations (in dollars per share)	$ 0	$ 0	$ (0.79)
Continuing operations
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Depreciation and amortization	$ (53,526)	$ (50,294)	$ (51,712)
Realized and unrealized mark-to-market (loss)/gain on our investment in listed equity securities	0	(62,308)	400,966
Net (loss)/income from equity method investments	(7,502)	(2,520)	19,041
Net income/(loss)	80,793	(3,143)	1,015,507
Total net income attributable to non-controlling interests	(29,954)	(43,943)	(143,078)
Discontinued operations
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Depreciation and amortization	0	(20)	(8,732)
Net income/(loss) from discontinued operations	0	293	(76,450)
Net income/(loss)	0	293	(76,450)
Total net income attributable to non-controlling interests	0	0	(8,206)
Liquefaction services revenue
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	224,959	245,418	213,970
Vessel management fees and other revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	23,067	35,086	44,085
Time and voyage charter revenues
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Total operating revenues	$ 12,346	$ 17,925	$ 9,685